UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS

January 31, 2009                                                     (Unaudited)

LSV CONSERVATIVE VALUE                                                     Value
EQUITY FUND                                        Shares                  (000)
-------------------------------------------   ---------------   ----------------
COMMON STOCK (99.3%)
AEROSPACE & DEFENSE (3.4%)
   Boeing                                              16,800   $            711
   General Dynamics                                    13,600                771
   L-3 Communications Holdings, Cl 3                    7,700                608
   Northrop Grumman                                    25,000              1,203
   Tyco International                                  29,500                620
   United Technologies                                 17,600                845
                                                                ----------------
                                                                           4,758
                                                                ----------------
AGRICULTURAL OPERATIONS (0.9%)
   Archer-Daniels-Midland                              47,400              1,298
                                                                ----------------
AGRICULTURAL PRODUCTS (0.7%)
   Bunge                                               12,800                549
   Corn Products International                         18,000                417
                                                                ----------------
                                                                             966
                                                                ----------------
AIRCRAFT (0.8%)
   Honeywell International                             14,300                469
   Lockheed Martin                                      8,000                656
                                                                ----------------
                                                                           1,125
                                                                ----------------
APPAREL RETAIL (0.6%)
   Gap                                                 77,200                871
                                                                ----------------
APPAREL/TEXTILES (0.0%)
   Liz Claiborne                                          600                  1
                                                                ----------------
ASSET MANAGEMENT & CUSTODY BANKS (1.8%)
   Ameriprise Financial                                52,600              1,060
   Bank of New York Mellon                             46,700              1,202
   State Street                                        11,300                263
                                                                ----------------
                                                                           2,525
                                                                ----------------
AUTOMOTIVE (0.0%)
   Lear *                                              29,700                 27
                                                                ----------------
AUTOPARTS (0.1%)
   ArvinMeritor                                        45,600                 80
                                                                ----------------
BANKS (5.5%)
   Bank of America                                    179,836              1,183
   BB&T                                                18,000                356
   Colonial BancGroup                                  54,600                 43
   Comerica                                            24,800                413
   First Horizon National                               4,092                 39
   JPMorgan Chase                                     100,600              2,566
   Keycorp                                             32,200                234
   PNC Financial Services Group                           321                 11
   Regions Financial                                  109,300                378
   SunTrust Banks                                      13,100                161
   US Bancorp                                          26,600                395
   Wells Fargo                                         82,675              1,563
   Zions Bancorporation                                28,000                418
                                                                ----------------
                                                                           7,760
                                                                ----------------
BIOTECHNOLOGY (1.5%)
   Amgen *                                             39,700              2,177
                                                                ----------------

                                                                           Value
                                                   Shares                  (000)
-------------------------------------------   ---------------   ----------------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.4%)
   CBS, Cl B                                           98,300   $            562
                                                                ----------------
BUILDING & CONSTRUCTION (0.1%)
   Lennox International                                 7,000                197
                                                                ----------------
CHEMICALS (1.3%)
   Dow Chemical                                        61,000                707
   Eastman Chemical                                    10,500                273
   Lubrizol                                             6,500                222
   PPG Industries                                      14,400                541
   RPM International                                   12,300                151
                                                                ----------------
                                                                           1,894
                                                                ----------------
COMMERCIAL PRINTING (0.2%)
    RR Donnelley & Sons                                30,100                294
                                                                ----------------
COMPUTER & ELECTRONICS RETAIL (0.8%)
   Best Buy                                            17,500                490
   RadioShack                                          53,300                611
                                                                ----------------
                                                                           1,101
                                                                ----------------
COMPUTERS & SERVICES (3.8%)
   Computer Sciences *                                 31,000              1,142
   Dell *                                              64,200                610
   Hewlett-Packard                                      4,000                139
   International Business Machines                      8,200                752
   NCR *                                               40,500                508
   Seagate Technology                                  69,300                263
   Sun Microsystems *                                  67,400                280
   Symantec *                                         106,100              1,626
                                                                ----------------
                                                                           5,320
                                                                ----------------
CONSUMER DISCRETIONARY (2.2%)
   Kimberly-Clark                                       8,800                453
   Procter & Gamble                                    49,800              2,714
                                                                ----------------
                                                                           3,167
                                                                ----------------
CONSUMER PRODUCTS (0.5%)
   Hasbro                                              12,200                294
   Polaris Industries                                  19,300                411
                                                                ----------------
                                                                             705
                                                                ----------------
DIVERSIFIED REIT'S (0.2%)
   Liberty Property Trust                             14,800                 296
                                                                ----------------
ELECTRICAL SERVICES (7.5%)
   Alliant Energy                                      25,800                744
   American Electric Power                             50,500              1,583
   DTE Energy                                          20,700                714
   Edison International                                24,900                811
   General Electric                                   302,700              3,672
   NiSource                                             2,900                 28
   OGE Energy                                             900                 22
   Pinnacle West Capital                               25,300                847
   Puget Energy                                        11,000                323
   SCANA                                               14,300                490
   Sempra Energy                                       18,100                794
   Xcel Energy                                         32,600                602
                                                                ----------------
                                                                          10,630
                                                                ----------------

SCHEDULE OF INVESTMENTS

January 31, 2009                                                     (Unaudited)

LSV CONSERVATIVE VALUE                                                     Value
EQUITY FUND                                        Shares                  (000)
-------------------------------------------   ---------------   ----------------
FINANCIAL SERVICES (2.9%)
   Capital One Financial                               39,200   $            621
   CIT Group                                           18,200                 51
   Citigroup                                          204,200                725
   Discover Financial Services                          3,600                 25
   GFI Group                                           54,800                172
   Goldman Sachs Group                                 12,600              1,017
   Morgan Stanley                                      72,800              1,473
                                                                ----------------
                                                                           4,084
                                                                ----------------
FOOD, BEVERAGE & TOBACCO (2.3%)
   Coca-Cola Enterprises                               10,200                115
   ConAgra Foods                                       41,600                711
   Kraft Foods, Cl A                                   11,700                328
   Pepsi Bottling Group                                41,300                797
   Sara Lee                                            68,500                687
   Supervalu                                           33,400                586
   Universal                                            2,400                 73
                                                                ----------------
                                                                           3,297
                                                                ----------------
GAS/NATURAL GAS (0.5%)
   Atmos Energy                                        30,700                754
                                                                ----------------
HOUSEHOLD PRODUCTS (0.0%)
   Valspar                                                700                 12
                                                                ----------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (0.9%)
   Ethan Allen Interiors                               17,100                195
   Leggett & Platt                                     46,000                574
   Whirlpool                                           15,700                525
                                                                ----------------
                                                                           1,294
                                                                ----------------
INSURANCE (8.7%)
   ACE                                                 15,500                677
   Allstate                                            57,300              1,242
   Aspen Insurance Holdings                            18,800                415
   Assurant                                            16,000                422
   Chubb                                               34,500              1,469
   Cigna                                                3,100                 54
   Cincinnati Financial                                28,000                614
   Genworth Financial, Cl A                            43,900                102
   Hartford Financial Services Group                   25,100                330
   Lincoln National                                     8,800                133
   MBIA                                                16,500                 64
   MetLife                                             16,400                471
   Prudential Financial                                21,000                541
   Torchmark                                           12,900                387
   Travelers                                           34,200              1,322
   UnitedHealth Group                                  44,000              1,247
   Unum Group                                          67,100                950
   WellPoint *                                         43,700              1,811
   XL Capital, Cl A                                    18,700                 54
                                                                ----------------
                                                                          12,305
                                                                ----------------
MACHINERY (1.8%)
   Black & Decker                                       7,300                211
   Caterpillar                                         16,800                518
   Eaton                                                9,000                396

                                                                           Value
                                                   Shares                  (000)
                                              ---------------   ----------------
MACHINERY (CONTINUED)
   Illinois Tool Works                                 20,900   $            683
   Ingersoll-Rand, Cl A                                 7,500                121
   Parker Hannifin                                     14,100                539
                                                                ----------------
                                                                           2,468
                                                                ----------------
MORTGAGE REIT'S (0.3%)
   Annaly Capital Management                           27,100                410
   RAIT Financial Trust                                 6,600                 12
                                                                ----------------
                                                                             422
                                                                ----------------
MOTORCYCLE MANUFACTURERS (0.3%)
   Harley-Davidson                                     36,500                445
                                                                ----------------
MULTIMEDIA (1.9%)
   News, Cl A                                          76,200                487
   Time Warner                                        191,200              1,784
   Walt Disney                                         22,800                471
                                                                ----------------
                                                                           2,742
                                                                ----------------
OFFICE ELECTRONICS (0.7%)
   Xerox                                              148,800                988
                                                                ----------------
OFFICE EQUIPMENT (0.3%)
   HNI                                                 15,300                202
   Steelcase, Cl A                                     33,600                145
                                                                ----------------
                                                                             347
                                                                ----------------
OFFICE REIT'S (0.2%)
   Duke Realty                                         33,400                308
                                                                ----------------
OIL & GAS EQUIPMENT & SERVICES (0.5%)
   Tidewater                                           16,700                695
                                                                ----------------
OIL & GAS STORAGE & TRANSPORTATION (0.3%)
   Overseas Shipholding Group                          11,900                425
                                                                ----------------
PAPER & PAPER PRODUCTS (0.4%)
   International Paper                                 58,400                533
                                                                ----------------
PAPER PACKAGING (0.0%)
   Sonoco Products                                      1,600                 37
                                                                ----------------
PETROLEUM & FUEL PRODUCTS (18.4%)
   Anadarko Petroleum                                  14,900                548
   Apache                                              19,000              1,425
   Chevron                                             75,300              5,310
   Cimarex Energy                                      11,800                293
   ConocoPhillips                                      69,800              3,318
   Exxon Mobil                                        149,500             11,434
   Marathon Oil                                        37,700              1,027
   Occidental Petroleum                                12,600                687
   Patterson-UTI Energy                                31,000                296
   Sunoco                                               7,500                347
   Tesoro                                               4,400                 76
   Valero Energy                                       51,000              1,230
                                                                ----------------
                                                                          25,991
                                                                ----------------
PETROLEUM REFINING (0.8%)
   Devon Energy                                        17,100              1,053
                                                                ----------------

SCHEDULE OF INVESTMENTS

January 31, 2009                                                     (Unaudited)

LSV CONSERVATIVE VALUE                                                     Value
EQUITY FUND                                        Shares                  (000)
-------------------------------------------   ---------------   ----------------
PHARMACEUTICALS (11.3%)
   Eli Lilly                                       55,500       $          2,044
   Forest Laboratories *                           31,800                    796
   Johnson & Johnson                               56,400                  3,254
   King Pharmaceuticals *                          10,000                     87
   Merck                                           60,200                  1,719
   Pfizer                                         308,100                  4,492
   Watson Pharmaceuticals *                        18,700                    510
   Wyeth                                           71,200                  3,059
                                                                ----------------
                                                                          15,961
                                                                ----------------
PRINTING & PUBLISHING (0.3%)
   Gannett                                          7,300                     42
   Lexmark International, Cl A *                   17,800                    422
                                                                ----------------
                                                                             464
                                                                ----------------
REINSURANCE (1.3%)
   Everest Re Group                                 7,900                    498
   IPC Holdings                                    25,900                    665
   Montpelier Re Holdings                          39,600                    560
   Reinsurance Group of America, Cl A               2,900                    103
                                                                ----------------
                                                                           1,826
                                                                ----------------
RETAIL (3.0%)
   Brinker International                           19,900                    218
   Cracker Barrel Old Country Store                11,000                    193
   Darden Restaurants                              13,100                    344
   Home Depot                                      67,900                  1,462
   Kroger                                          17,900                    403
   Limited Brands                                  38,800                    307
   Macy's                                          27,600                    247
   Ruby Tuesday *                                   5,800                      7
   Safeway                                         46,600                    999
                                                                ----------------
                                                                           4,180
                                                                ----------------
RETAIL REIT'S (0.3%)
   National Retail Properties                      30,600                    442
                                                                ----------------
SEMI-CONDUCTORS/INSTRUMENTS (1.1%)
   Integrated Device Technology *                  72,400                    415
   Intel                                           37,300                    481
   Tyco Electronics                                42,700                    605
                                                                ----------------
                                                                           1,501
                                                                ----------------
SPECIALIZED REIT'S (0.4%)
   Hospitality Properties Trust                    25,100                    337
   Sunstone Hotel Investors                        66,145                    285
                                                                ----------------
                                                                             622
                                                                ----------------
STEEL & STEEL WORKS (1.2%)
   Alcoa                                           40,500                    315
   Nucor                                           21,400                    873
   Worthington Industries                          47,700                    480
                                                                ----------------
                                                                           1,668
                                                                ----------------
TELEPHONES & TELECOMMUNICATIONS (6.9%)
   AT&T                                           240,500                  5,921

                                                   Shares/
                                                Face Amount                Value
                                                    (000)                  (000)
                                              ---------------   ----------------
TELEPHONES & TELECOMMUNICATIONS (CONTINUED)
   Verizon Communications                             128,900   $          3,850
                                                                ----------------
                                                                           9,771
                                                                ----------------
TOTAL COMMON STOCK
       (Cost $247,709)                                                   140,389
                                                                ----------------
REPURCHASE AGREEMENT (0.3%)
   Morgan Stanley
      0.110%, dated 01/30/09, to
      be repurchased on 02/02/09,
      repurchase price $458,052
      (collateralized by a U.S.
      Treasury Bond, par value
      $323,179, 8.000%, 11/15/21,
      with total market value $467,222)                 $ 458                458
                                                                ----------------
TOTAL REPURCHASE AGREEMENT
      (Cost $458)                                                            458
                                                                ----------------
TOTAL INVESTMENTS (99.6%)
   (Cost $248,167) +                                            $        140,847
                                                                ================

PERCENTAGES ARE BASED ON NET ASSETS OF $141,346(000).
*      NON-INCOME PRODUCING SECURITY.
CL   - CLASS
REIT - REAL ESTATE INVESTMENT TRUST

+ AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $248,066(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,646(000) AND $(108,865)(000), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

January 31, 2009                                                     (Unaudited)

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on January 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not in active markets, or inputs that are observable (either directly or indirectly) for substantially similar assets;

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at January 31, 2009:

                                   Level 1   Level 2   Level 3     Total
                                  --------   -------   -------   --------
Investments in Securities (000)   $140,847     $--       $--     $140,847

LSV-QH-002-0500

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009

By (Signature and Title)                     /s/ Michael Lawson
                                             -----------------------------
                                             Michael Lawson
                                             Treasurer, Controller & CFO

Date: March 27, 2009